Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2023
Quarterly Financial Information Disclosure [Abstract]
Summary of Selected Quarterly Results of Operations

Selected quarterly results of operations for the four quarters ended December 31 are as follows:

	(In Thousands, except per share data)
	2023				2022				2021
	Fourth	Third	Second	First	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
Interest income	$61,809	57,857	53,987	48,930	$44,920	42,024	37,097	33,499	$33,810	33,719	31,570	30,742
Interest expense	26,548	23,697	19,934	13,500	7,855	3,894	2,240	2,144	2,507	2,840	3,031	3,258
Net interest income	35,261	34,160	34,053	35,430	37,065	38,130	34,857	31,355	31,303	30,879	28,539	27,484
Provision for credit losses - loans	619	1,641	2,078	1,962	2,596	2,543	1,625	1,892	131	130	55	827
Earnings before income taxes	14,220	14,745	16,039	17,927	15,342	19,706	18,484	14,544	17,512	17,405	14,449	14,792
Net earnings attributable to Wilson Bank Holding Company	11,222	11,486	12,389	13,841	12,340	15,190	14,139	11,373	13,801	13,342	11,139	11,144
Basic earnings per common share	0.96	0.99	1.07	1.20	1.08	1.33	1.25	1.01	1.23	1.19	1.00	1.01
Diluted earnings per common share	0.95	0.98	1.07	1.20	1.07	1.33	1.24	1.00	1.23	1.19	1.00	1.00